Cover	Aug. 06, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity File Number	1-11778
Entity Registrant Name	Chubb Limited
Entity Central Index Key	0000896159
Entity Tax Identification Number	98-0091805
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Baerengasse 32
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Entity Address, Postal Zip Code	8001
City Area Code	41 (0)43
Local Phone Number	456 76 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value CHF 0.50 per share
Trading Symbol	CB
Security Exchange Name	NYSE
I N A Senior Notes Due June 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of Chubb INA Holdings LLC 0.875% Senior Notes due 2027
Trading Symbol	CB/27
Security Exchange Name	NYSE
I N A Senior Notes Due March 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of Chubb INA Holdings LLC 1.55% Senior Notes due 2028
Trading Symbol	CB/28
Security Exchange Name	NYSE
I N A Senior Notes Due December 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of Chubb INA Holdings LLC 0.875% Senior Notes due 2029
Trading Symbol	CB/29A
Security Exchange Name	NYSE
I N A Senior Notes Due June 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of Chubb INA Holdings LLC 1.40% Senior Notes due 2031
Trading Symbol	CB/31
Security Exchange Name	NYSE
I N A Senior Notes Due March 2038 [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of Chubb INA Holdings LLC 2.50% Senior Notes due 2038
Trading Symbol	CB/38A
Security Exchange Name	NYSE